Schedule of Investments
May 31, 2024 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 43.91% (5)

Air Transportation, Scheduled - 0.84%
Southwest Airlines Co., 5.250%, due 5/04/25	150,000	149,373

Aircraft - 0.80%
Boeing Co., 2.600%, due 10/30/25	150,000	142,957

Banks & Financial Institutions - 2.24%
Federal Farm Credit Bank, 6.000, 4/23/2030	150,000	149,801
Federal Home Loan Bank, 5.625%, 11/23/2026	250,000	249,919

		399,720

Business Services - 0.55%
Thomson Reuters Corp., 3.85%, 9/29/24	100,000	99,236

Commercial Banks - 2.48%
Bank of Montreal, 6.100%, due 8/29/28	100,000	96,600
Toronto Dominion Bank, 6.000%, due 11/09/2025	100,000	99,162
Toronto Dominion Bank, 6.100%, due 8/16/28	250,000	247,948

		443,710

Dental Equipment & Supplies - 0.73%
Dentsply Sirona, Inc., 3.250%, to 06/01/2030	150,000	130,497

Electric Services - 0.28%
Southern California Edison Co. Series E, 9.832%, to 8/01/49 (3-month US Libor + 4.199%, to 08/01/49 (a) (b)	50,000	49,853

Financial Services - 2.18%
CommunityWide Federal Credit Union, 5.000%, 12/08/2025	150,000	149,601
Ford Motor Credit Co. LLC., 6.800%, 08/20/2025	100,000	99,413
General Motors Financial Co., Inc. Series C, 5.70%, to 09/30/2030	150,000	140,766

		389,780

General Building Contractors - Residential Buildings - 0.55%
Lennar Corp., 4.750%, due 11/29/27	100,000	98,660

Investment Advice - 1.09%
Affiliated Managers Group, Inc., 3.500%, due 8/01/25	200,000	195,017

Motor Vehicles & Passenger Car Bodies - 0.83%
Toyota Motor Corp. LLC., 5.250%, 02/22/2027	150,000	148,150

National Commercial Banks - 8.22%
Banc of California, Inc., 5.250%, due 04/15/25	200,000	195,642
Bank Of America Corp., 6.550%, 10/20/2033	200,000	202,003
CenterState Bank Corp., 5.750%, to 06/01/25	10,000	9,787
JPMorgan Chase & Co. Series B, 6.880, due 02/01/2027 (3-month US Libor + .50%)	150,000	147,032
JPMorgan Chase & Co. Series CC, 8.218%, 08/01/2024	150,000	151,484
Mellon Capital IV Series 1, 6.224%, to 12/20/24	200,000	172,960
Old National Bancorp, 4.125%, due 08/15/2024	100,000	99,469
Truist Financial Corp. Series M, 5.125%, to 12/15/2027	100,000	92,526
Truist Financial Corp. Series Q Perpetual, 5.10%, 03/01/2030	75,000	69,514
TTCU Federal Credit Union, 5.000%, 07/26/27	150,000	150,594
US Bancorp, 3.70%, 01/15/2027	200,000	178,005

		1,469,016

Natural Gas Distribution - 0.28%
National Fuel Gas Co., 5.200%, due 7/15/25	50,000	49,717

Other Sectors - 0.28%
Conservation Fund, 3.474%, 12/15/29	55,000	49,197

Paper Mills - 2.74%
Georgia-Pacific, LLC., 7.750%, 11/15/2029	150,000	168,212
Georgia-Pacific, LLC., 7.250%, 06/01/28	300,000	322,008

		490,220

Personal Credit Institutions - 1.33%
Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	100,000	99,416
OneMain Finance Corp., 3.500%, due 1/15/27	150,000	138,736

		238,152

Retail-Department Store - 0.20%
Dillards, Inc., 7.750%, due 7/15/26	35,000	36,255

Security Brokers, Dealers & Flotation Companies - 2.71%
Capital Southwest Corp., 3.375%, due 10/01/26	100,000	91,250
Goldman Sachs Group, Inc. Series MTN, 6.100%, 08/31/2028	100,000	98,668
Jefferies Financial Group, Inc., 6.000%, 12/29/2028	150,000	146,453
Jeffries Financial Group, Inc. 6.500%, 10/31/29	150,000	148,997

		485,367

Services-Equipment Rental & Leasing - 1.32%
Air Lease Corp., 3.625%, due 12/01/27	100,000	94,185
United Rentals, Inc., 3.875%, due 11/15/27	150,000	141,000

		235,185

Services-General Medical & Surgical Hospitals - 1.48%
HCA Healthcare, Inc., 7.050%, due 12/01/27	250,000	263,782

Services - Miscellaneous Amusement & Recreation - 0.62%
Walt Disney Co., 6.750%, due 1/09/2038	100,000	110,217

Services-Prepackaged Software - 0.80%
VMWare, Inc., 3.900%, due 8/21/27	150,000	143,221

State Commercial Banks - 9.40%
Ally Financial, Inc. Series B, 4.700%, to 05/15/26	150,000	132,140
Eagle Bancorp, Inc., 5.750%, due 09/01/24	150,000	148,149
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025	150,000	144,637
First Citizens Bank, 6.125%, 03/09/28	350,000	357,577
Hilltop Holdings, Inc., 5.000%, 04/15/2025	100,000	96,249
Keycorp., 2.250%, 04/06/27	200,000	180,881
Merchants Bancorp, 5.250, 10/01/2027	4,000	103,760
State Street Corp., 7.350%, 06/15/26	500,000	515,432
SVB Financial Group, 4.100%, to 02/15/2031	150,000	1,500

		1,680,325

Steel Works, Blast Furances & Rolling Mills (Coke Ovens) - 0.83%
Steel Dynamics, Inc., 5.00%, due 12/15/26	150,000	148,731

Telephone Communications (No Radio Telephone) - 0.29%
Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	50,000	51,305

Wholesale-Groceries & Related Products - 0.87%
Sysco Corp., 6.500%, due 8/01/28	152,000	154,792

Total Corporate Bonds	(Cost $ 8,350,728)	7,852,432

Exchange-Traded Funds - 0.18% (3)

iShares US Preferred Stock ETF	1,000	31,750

Total Exchange-Traded Funds	(Cost $ 37,982)	31,750

Real Estate Investment Trusts - 0.54% (3)

Ready Capital Corp., 5.750%, due 2/15/26	4,000	97,000

Total Real Estate Investment Trusts	(Cost $ 100,000)	97,000

Corporate Bonds - 0.00% (5)

Plainfield Redevelopment Commission, 2.000%, due 2/01/2029	300,000	259,449
The Walt Disney Co., 7.700%, 10/30/2025	400,000	412,212

	(Cost $ 678,771)	671,661

Municipal Bonds - 19.33% (5)

Arizona - 0.03%
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 7/01/26	5,000	5,063

California - 0.53%
Sacramento Cnty., CA Pension Oblg., 6.625%, due 8/01/24	95,000	95,135

Florida - 0.79%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	150,000	138,720

Georgia - 0.28%
Georgia Local Government, 4.750%, due 6/01/28	50,000	50,121
Georgia Qualified School Construction Bond Series F, 4.000%, 02/01/26	150,000	147,351

		197,472

Illinois - 0.76%
Illinois Build America Bond, 6.900%, due 3/01/2035	125,000	135,256
Illinois State Taxable Pension AGM CR, 5.100%, 06/01/2033	45,000	44,446

		179,702

Indiana - 5.66%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/05/25	140,000	137,227
Elkhart Community Schools, 3.100%, due 7/20/24	250,000	249,210
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	165,000	164,997
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,000	100,033
Gary Community School, 3.200%, due 7/15/29	50,000	47,130
Gary Community School, 3.500%, 1/15/33	25,000	22,766
Indiana State Housing & Community Development Authority, 4.984%, 7/1/2030	140,000	137,460
Schererville Income Econ Dev Revenue, 2.579%, 1/15/2030	150,000	128,561
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	25,000	24,593

		1,011,976

Maryland - 0.56%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,000	99,814

Michigan - 0.95%
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	177,500	169,612

Nebraska - 0.62%
Omaha NE Special Obligation Taxable Ref Riverfront, 6.400%, due 2/01/26	110,000	110,958

New York - 1.67%
New York St Dorm Auth Revenues, 1.085%, due 7/01/24	200,000	199,302
New York St Dorm Auth Revenues, 5.289%, due 3/15/33	100,000	99,162

		298,464

Ohio - 2.12%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	100,000	93,965
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	60,000	60,464
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	10,000	10,098
Cleveland OH Public Power Sys Revenue, 5.500%, due 11/15/38	100,000	99,985
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 01/01/28	125,000	113,931

		378,444

Oklahoma - 0.06%
Garfield County, OK, 6.000%, due 9/01/24	10,000	10,009

Oregon - 0.99%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 6/30/24	25,000	24,993
Philomath, Oregon Sch District, 5.472%, due 6/15/27	150,000	151,320

		176,313

Pennsylvania - 1.54%
East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/01/28	200,000	177,206
Pennsylvania Higher Educational Facs Authority Revenue, 3.000%, 6/15/25	100,000	97,708

		274,914
Texas - 0.95%
North Texas Tollway Authority, 8.410%, due 2/01/30	43,000	46,868
Somerset Hills Road Dist #4 Texas, 5.125%, due 8/15/34	125,000	123,298

		170,165

Washington - 19.33%
City of Bellevue, WA, 0.751%, 12/01/25	150,000	140,219

Total Municipal Bonds	(Cost $ 3,624,246)	3,456,978

US Government Treasury - 12.58%

U.S. Government Treasury Bill, 0,000%, 09/03/2024	500,000	493,304
U.S. Government Treasury Bill, 3.875%, due 03/31/2025	500,000	494,575
U.S. Government Treasury Bill, 3.875%, due 08/15/33	750,000	713,262
U.S. Government Treasury Bill, 4.625%, due 02/28/25	550,000	547,454

		2,248,595

Total US Government Treasury	(Cost $ 3,827,995)	2,248,595
Preferred Securities - 3.75%

Asset Management - 0.34%
B Riley Financial, Inc., 6.50%, due 09/30/26	3,000	61,230

National Commercial Banks - 2.83%
BAC Capital Trust XIII Series F, 6.071%, 03/15/43	100,000	80,761
Huntington Bancshares, Inc. Series E, 8.470%, to 07/15/2024	150,000	146,623
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027	150,000	138,355
PNC Capital Trust C, 5.532%, due 06/01/2028 (3-month Libor + 0.57%)	150,000	142,182

		507,921

State Commercial Banks - 0.56%
Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	4,000	100,720

Total Preferred Securities	(Cost $ 721,197)	669,871

Structured Note - 2.40% (5)
	Shares	Value
Security Brokers, Dealers & Flotation Companies - 2.40%
Goldman Sachs Group, Inc. Series MTN, 0.00%, Capped at 10% (4) (maturity date: 12/13/28)	100,000	99,000
Goldman Sachs Group, Inc., 0.00%, Capped at 10% (4) (maturity date: 11/13/28)	120,000	96,450
Morgan Stanley, Series MTN, 0.000%, due 8/19/28 Capped at 10% (4)	114,000	114,855
Morgan Stanley, Series MTN, 0.000%, due 8/30/28 Capped at 12% (4)	25,000	25,250

National Commercial Banks
Key Corp., 5.49386%, due 07/01/2028 (3-month US Libor + 0.74%)	100,000	92,750

		428,305

Total Structured Note	(Cost $ 446,614)	428,305

Money Market Registered Investment Companies - 12.84%

Federated Treasury Obligation Fund - Institutional Shares 5.10% (4)	2,295,264	2,295,264

Total Money Market Registered Investment Companies	(Cost $ 2,295,264)	2,295,264

Total Investments - 95.52%	(Cost $ 18,479,537)	17,080,196

Other Assets Less Liabilities - 4.48%		800,862

Total Net Assets - 100.00%		17,881,058